Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Other Current Liabilities

15. Other Current Liabilities

At December 31, 2025, other current liabilities amount to € 7,940,000 (2024: € 8,849,000). At December 31, 2025 and December 31, 2024, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.